Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2022
Revenue from Contracts with Customers
Revenue from Contracts with Customers

(3)   Revenue from Contracts with Customers

The Company disaggregates revenue based on (i) Travel Revenue which include all revenue relating to servicing a transaction, which can be air, hotel, car rental, rail or other travel-related booking or reservation and (ii) Product and Professional Services Revenue which include all revenue relating to using the Company’s platform, products and value-added services. The following table presents the Company’s disaggregated revenue by nature of service. Sales and usage-based taxes are excluded from revenue.

	Three months ended June 30,		Six months ended June 30,
(in $ millions)	2022	2021	2022	2021
Travel revenue	$388	$79	$645	$141
Products and professional services revenue	98	74	191	138
Total revenue	$486	$153	$836	$279

Payments from customers are generally received within 30-60 days of invoicing or from their contractual date agreed under the terms of contract.

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for services transferred to a customer when that right is conditioned on the Company’s future performance obligations. Contract liabilities represent the Company’s obligation to transfer services to a customer for which the Company has received consideration (or the amount is due) from the customer.

The opening and closing balances of the Company’s accounts receivables, net, and contract liabilities are as follows:

		Contract	Contract
		liabilities	liabilities
	Accounts	Client	Deferred
	receivables,	incentives, net	revenue
(in $ millions)	net (1)	(non-current)	(current)
Balance as of June 30, 2022	$688	$6	$24
Balance as of December 31, 2021	$375	$3	$18
(1)	Accounts receivables, net, exclude balances not related to contracts with customers.

Deferred revenue is recorded when a performance obligation has not been satisfied but an invoice has been raised. Cash payments received from customers in advance of the Company completing its performance obligations are included in deferred revenue in the Company’s consolidated balance sheets. The Company generally expects to complete its performance obligations under the contracts within one year. During the six months ended June 30, 2022, the cash payments received or due in advance of the satisfaction of the Company’s performance obligations were offset by $8 million of revenue recognized that was included in the deferred revenue balance as of December 31, 2021.

Remaining Performance Obligations

As of June 30, 2022, the aggregate amount of the transaction price allocated to the Company’s remaining performance obligations was approximately $25 million, which the Company expects to recognize as revenue as performance obligations are satisfied over the next 18 months.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected term of one year or less.